Supplementary Balance Sheet Information (Details Textual)	12 Months Ended
Dec. 31, 2018
Supplementary Balance Sheet Information (Textual)
Average rate of short-term deposit	2.29%
Deposit maturity	Jun. 30, 2020
Deposit maturity rate	1.80%